Net Pension Assets - Summary of Components of Net Benefit Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	$ (1,767)	$ (1,724)	$ (1,638)
Interest cost on net benefit obligation	210	173	110
Net benefit expense	(1,557)	(1,551)	(1,528)
Defined benefit obligation [member]
Disclosure of net defined benefit asset (liability) [line items]
Current service cost	(1,767)	(1,724)	(1,638)
Interest cost on net benefit obligation	(568)	(516)	(422)
Net benefit expense	(2,335)	(2,240)	(2,060)
Fair value of assets [member]
Disclosure of net defined benefit asset (liability) [line items]
Interest cost on net benefit obligation	778	689	532
Net benefit expense	$ 778	$ 689	$ 532